24. Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders Equity Tables
Former stock option plan, stock option plan and compensation plan

		Exercise price					Lot of shares
Series granted	Grant date	1st date of exercise	Expiration date	At the grant date	End of the year	Number of shares granted (in thousands)	Exercised	Not exercised by dismissal	Expired	Total in effect
Balance at December 31, 2017
Series B1	5/30/2014	6/1/2017	11/30/2017	0.01	0.01	239	(166)	(73)	-	-
Series C1	5/30/2014	6/1/2017	11/30/2017	83.22	83.22	239	(12)	(108)	(119)	-
Series B2	5/29/2015	6/1/2018	11/30/2018	0.01	0.01	337	(119)	(37)	-	181
Series C2	5/29/2015	6/1/2018	11/30/2018	77.27	77.27	337	-	(71)	-	266
Series B3	5/30/2016	5/30/2019	11/30/2019	0.01	0.01	823	(246)	(41)	-	536
Series C3	5/30/2016	5/30/2019	11/30/2019	37.21	37.21	823	(130)	(42)	-	651
Series B4	5/30/2017	5/31/2020	11/30/2020	0.01	0.01	537	(146)	(11)	-	380
Series C4	5/30/2017	5/31/2020	11/30/2020	56.78	56.78	537	(1)	(11)	-	525
						3.872	(820)	(394)	(119)	2.539

		Exercise price					Lot of shares
Series granted	Grant date	1st date of exercise	Expiration date	At the grant date	End of the year	Number of shares granted (in thousands)	Exercised	Not exercised by dismissal	Expired	Total in effect
Balance at December 31, 2016
Series A6 - Gold	3/15/2012	3/31/2015	3/31/2016	0.01	0.01	526	(490)	(36)	-	-
Series A6 - Silver	3/15/2012	3/31/2015	3/31/2016	64.13	64.13	526	(490)	(36)	-	-
Series A7 - Gold	3/15/2013	3/31/2016	3/31/2017	0.01	0.01	358	(231)	(43)	-	84
Series A7 - Silver	3/15/2013	3/31/2016	3/31/2017	80.00	80.00	358	(230)	(43)	-	85
Series B1	5/30/2014	6/1/2017	11/30/2017	0.01	0.01	239	(27)	(58)	-	154
Series C1	5/30/2014	6/1/2017	11/30/2017	83.22	83.22	239	(11)	(84)	-	144
Series B2	5/29/2015	6/1/2018	11/30/2018	0.01	0.01	337	(75)	(32)	-	230
Series C2	5/29/2015	6/1/2018	11/30/2018	77.27	77.27	337	-	(55)	-	282
Series B3	5/30/2016	5/30/2019	11/30/2019	0.01	0.01	823	(165)	(28)	-	630
Series C3	5/30/2016	5/30/2019	11/30/2019	37.21	37.21	823	(10)	(28)	-	785
						4,566	(1,729)	(443)	-	2,394

Maximum percentage of interest dilution
	12.31.2017	12.31.2016

Number of shares	266,579	266,076
Balance of effective stock options granted	2,539	2,394
Maximum percentage of dilution	0.95%	0.90%

Stock option activity
	Shares	Weighted average of exercise price	Weighted average of remaining contractual term

At December 31, 2016
Granted during the year	1,645	18.61
Cancelled during the year	(144)	40.40
Exercised during the year	(374)	13.39
Outstanding at the end of the year	2,394	29.21	1.84
Total to be exercised at December 31, 2016	2,394	29.21	1.84
At December 31, 2017
Granted during the period	1,073	28.40
Cancelled during the period	(110)	40.56
Exercised during the period	(699)	22.14
Expired during the period	(119)	83.22
Outstanding at the end of the period	2,539	29.48	1.53
Total to be exercised at December 31, 2017	2,539	29.48	1.53

Transactions with non-controlling shareholders
2017	Controlling shareholders’	Non-controlling interest	Consolidated
Other transactions with non-controlling interest	(2)	-	(2)

2016 (*)
Change in Cnova’s Brasil interest	(127)	127	-
Change in Cdiscount’s interest	1	7	8
Payment in shares exchange between Cnova N.V. by Cnova Brasil	(20)	(27)	(47)
Share of profit of associates on shares change effect at Cdiscount	14	-	14
Sale of subsidiary Cdiscount	(11)	45	34
Other transactions with non-controlling interest	5	13	18
	(138)	165	27

2015
Company reorganization and NPC debt	(36)	-	(36)
Other transactions with non-controlling interest	(7)	(1)	(8)
	(43)	(1)	(44)

(*) See note 32.1

Dividends proposed
	Proposed dividends
	2017	2016

Net income (loss) for the year	619	(482)
Legal reserve	(31)	-
Calculation basis of dividends	588	-
Mandatory minimum dividends – 25%	147	-

Payment of interim dividends as interest on own capital, net of withholding taxes	(69)	-
Dividends payable	78	-